Tax situation	12 Months Ended
Dec. 31, 2025
Disclosure of Tax situation [Abstract]
Tax situation
17.
Tax situation
(a)
IFS and its Subsidiaries are incorporated and domiciled in the Republic of Panama and the Commonwealth of the Bahamas (see Note 2), are not subject to any Income Tax, or any other taxes on capital gains, equity or property. The Subsidiaries incorporated and domiciled in Peru (see Note 2) are subject to the Peruvian Tax legislation; see paragraph (c).

Peruvian life insurance companies are exempt from Income Tax regarding the income derived from assets linked to technical reserves for pension insurance and pensions from the Private Pension Fund Administration System; as well as income generated through assets related to life insurance contracts with savings component.

In Peru, all income from Peruvian sources obtained from the direct or indirect sale of shares of stock capital representing participation of legal persons domiciled in the country are subject to income tax. For that purpose, an indirect sale shall be considered to have occurred when shares of stock or ownership interests of a legal entity are sold and this legal entity is not domiciled in the country and, in turn, is the holder — whether directly or through other legal entity or entities — of shares of stock or ownership interests of one or more legal entities domiciled in the country, provided that certain conditions established by law occur.

In this sense, the Act states that an assumption of indirect transfer of shares arises when in any of the 12 months prior to disposal, the market value of shares or participations of the legal person domiciled is equivalent to 50 percent or more of the market value of shares or participations of the legal person non-domiciled. Additionally, as a concurrent condition, it is established that in any period of 12 months shares or participations representing 10 percent or more of the capital of legal persons non-domiciled be disposed of.

Also, an indirect disposal assumption arises when the total amount of the shares of the domiciled legal person whose indirect disposal is performed, is equal or greater than 40,000 Taxation Units (henceforth “UIT”, by its Spanish acronym).

(b)
Individuals domiciled in Peru, as well as individuals and legal entities not domiciled in Peru are subject to an additional tax (equivalent to 5 percent) on dividends received from entities domiciled in Peru. In this regard, the dividends paid by Peruvian subsidiaries to IFS are subject to the aforementioned withholding, which IFS records as an expense of the year. In this sense, during 2025, 2024 and 2023, the Company has recorded a provision for S/40,829,000, S/26,076,000 and S/33,020,000, respectively, in the caption “Income Tax” of the consolidated statement of income.

(c)
IFS’s Subsidiaries incorporated in Peru are subject to the payment of Peruvian taxes; hence, they must calculate their tax expenses on the basis of their separate financial statements. The Income Tax rate as of December 31, 2025 and 2024, was 29.5 percent, over the taxable income.
(d)
With regard to subsidiaries domiciled in Peru, the Tax Authority (henceforth “SUNAT”, by its Spanish acronym) is legally entitled to perform tax audit procedures for up to four years subsequent to the date at which the tax return regarding a taxable period must be filed.

Following are the Income Tax periods subject to inspection by the main subsidiaries, in force as of December 31, 2025:

Subsidiary	Years subject to review
Interbank	From 2021 to 2024
Interseguro	From 2021 to 2024
Izipay	From 2021 to 2024
Procesos de Medios de Pago	From 2021 to 2024

Due to the possible interpretations that the SUNAT may have on the legislation in force, it is not possible to determine at this date whether or not the reviews performed will result in liabilities for the Subsidiaries; therefore, any higher tax or surcharge that may result from possible tax reviews would be applied to the results of the year in which it is determined.

In the normal course of their operations, some subsidiaries maintain various tax processes related to their activities in Peru. The most relevant tax processes for the main businesses are described below:

Interbank:

Tax periods from 2003 to 2006:

For these periods, the most relevant matter subject to discrepancy with SUNAT corresponds to whether the “interest in suspense” are subject to Income Tax or not. In this sense, Interbank considers that the interest in suspense does not constitute accrued income, in accordance with the SBS’s regulations and IFRS accounting standards, which is also supported by a ruling by the Permanent Constitutional and Social Law Chamber of the Supreme Court issued in August 2009 and a statement from the month of June 2019.

In this context, regarding the tax period corresponding to 2003 and after a prolonged claims process in various instances, through a Resolution of Coactive Collection issued in October 2024, SUNAT required Interbank to pay the debt of the Third Category Income Tax for approximately S/17,800,000 (including taxes, fines and arrears), an amount that was paid by Interbank in November 2024; however, the process continues in the Judiciary.

Regarding the tax period corresponding to 2004, through a Resolution of Coactive Collection issued in May 2025, SUNAT required Interbank to pay the debt of the advance payments of Income Tax corresponding to the periods of March to December 2004 for approximately S/7,000,000 (including taxes, fines and arrears), an amount that was paid by Interbank in May 2025; however, the process continues in the Judiciary.

Regarding the tax period corresponding to 2005, through a Resolution of Coactive Collection issued in March 2025, SUNAT required Interbank to pay the debt of the Third Category Income Tax and the advance payments of the Income Tax corresponding to the periods of January and February 2005 for approximately S/11,300,000 (including taxes, fines and arrears), an amount that was paid by Interbank in April 2025; however, the process continues in the Judiciary.

On the other hand, regarding the tax period corresponding to 2006, through Resolutions of Coactive Collection issued in May and June of 2025, SUNAT required Interbank to pay the debt of the Third Category Income Tax and the advance payments of the Income Tax corresponding to the periods February to December 2006 for approximately S/3,100,000 and S/28,800,000, respectively, amounts that were paid by Interbank in June of 2025; however, the process continues in the Judiciary.

Tax period 2010:

In February 2017, SUNAT closed the audit procedure corresponding to the Income Tax for the year 2010. Interbank paid the debt under protest and filed an appeal which is pending resolution by the Tax Court.

Tax period 2012:

In July 2020, Interbank was notified of the Determination and Penalty Resolutions corresponding to the audit of the third-category Income Tax for the fiscal year 2012. As of December 31, 2025 and 2024, the tax debt claimed by the SUNAT amounted to S/14,700,000 and S/14,600,000, respectively. As of the date of this report, the process is on appeal, pending resolution by the Tax Court.

Tax period 2013:

In December 2022, SUNAT through Resolution of Coactive Collection, notified the payment of the third-category Income Tax debt corresponding to the period 2013, for approximately S/62,000,000 (which includes the tax, fines and interest arrears), an amount that was paid by Interbank in February 2023; however, the process continues before the Judiciary.

In November 2025, SUNAT, through a Compliance Resolution, notified Interbank of a new tax debt amounting to S/35,800,000; however, it is currently under appeal before the Tax Court and the Judiciary.

Tax periods 2014, 2015 and 2018:

The tax audits for the 2014, 2015, and 2018 tax years are under appeal. The alleged tax debt related to Income Tax amounts to a total of S/96,279,000 and S/92,978,000 as of December 31, 2025 and 2024, respectively; pending resolution by the Tax Court.

Tax period 2019:

In October 2023 and February 2024, SUNAT notified of the beginning of the audit process to Interbank regarding the third-category Income Tax and Transfer Prices corresponding to the period 2019, respectively. In May 2025, Interbank was notified with Resolutions of Determination and Penalty corresponding to Income Tax and advance payments of the third category Income Tax for the 2019 fiscal year for approximately S/9,700,000, of which Interbank paid S/5,000,000. As of the date of this report, the Claim Appeal is pending resolution.

Tax period 2020:

As of the date of this report, the 2020 tax period is under audit.

Interbank has recorded accounts receivable for payments made to the Tax Administration, which, in the opinion of Interbank's Management and its legal advisors, have a probability of recovery

Procesos de Medios de Pago:

In December 2024, SUNAT concluded the definite audit procedure of the Income Tax for the period 2020, without material observations.

Izipay:

As of December 31, 2025 and 2024, Izipay maintains carryforward tax losses amounting to S/104,290,500 and S/70,043,812, respectively. In application of current tax regulations, Izipay opted for system “B” to offset its tax losses. Through this system, the tax loss may be offset against the net income obtained in the following years, up to 50 percent of said income until they are extinguished; therefore, they do not have an expiration date.

In the opinion of IFS Management, its Subsidiaries and its legal advisers, any eventual additional tax would not be significant for the consolidated financial statements as of December 31, 2025 and 2024.

(e)
In 2024, The Bahamas implemented a Qualified Domestic Minimum Top-Up Tax ("QDMTT") pursuant to the rules of the global minimum corporate tax rate, published by the Organization for Economic Cooperation and Development (“OECD”). For companies incorporated in the Bahamas belonging to the Intercorp Group, the QDMTT is applicable from the 2025 fiscal year onwards.

On December 21, 2024, Spain adopted the Income Inclusion Rule (“IIR”) and the QDMTT in accordance with the OECD global minimum tax rules, applicable to the fiscal years starting December 31, 2023. Spain also adopted the Undertaxed Profits Rule (“UTPR”), in accordance with the OECD global minimum tax rules for the fiscal years starting December 31, 2024.

These taxes are applicable to multinational groups with annual consolidated income of at least 750 million euros, which will be subject to a minimum effective tax rate of 15 percent.

In the opinion of IFS’ Management and its legal advisors, the application of this regulation would not have a significant impact on the Group's consolidated financial statements.

(f)
For the purpose of determining the Income Tax, the transfer prices of transactions with related companies and with companies domiciled in countries or territories that are non-cooperating or low or zero tax countries or territories, or with entities or permanent establishments whose income, revenues or gains from said contracts are subject to a preferential tax regime, must be supported by documented information on the valuation methods used and the criteria considered for their determination. The Tax Administration is authorized to request this information from the IFS's subsidiaries.

Through the aforementioned Legislative Decree No. 1312, specific rules were established for services received from related parties. Specifically, it was established that expenses related to such transactions would only be deductible if taxpayers comply with, among others, the following requirements: i) having a Benefit Test demonstrating the economic and commercial value provided by the service received; ii) having all supporting documentation to prove the actual rendering and authenticity of the services; iii) having the documented breakdown of the costs and expenses incurred by the service provider; iv) 'low value-added' services may not have a margin exceeding 5 percent over their costs and expenses (any excess may be considered non-deductible).

Through Legislative Decree No. 1116, it was established that the regulations of Transfer Prices are not applicable for purposes of the Value-Added Tax.

Through Legislative Decree No.1381, in force since 2018, it was incorporated in the Income Tax Act the concept of “non-cooperating” countries or territories and preferential tax regimes to which defensive measures already existing for countries and territories with low or zero taxation are imposed.

(g)
Starting on September 14, 2018, Legislative Decree No. 1422 established that, when an audited entity is subject to the General Anti-Avoidance Clause (“CAG”, by its Spanish acronym), it is automatically deemed that there exists deceit, grave negligence or abuse of powers by the legal representatives, unless proven otherwise. The mentioned joint liability will be attributed to said representatives provided that they have collaborated with the design or approval or execution of actions or situations or economic relations with avoidance purposes.

This legal norm also includes the members of the Board of Directors. It sets out that it is up to this corporate body to define the tax strategy of the entity, having to decide on the approval or not of actions, situations or economic relations to be carried out within the framework of tax planning, this power being non-delegable.

(h)
Legislative Decree No. 1372, in force since 2018, established the rules that regulate the obligation of legal persons and/or legal entities to inform the identification of their final beneficiaries. These rules are applicable to legal entities domiciled in the country and legal entities established in the country. The obligation covers non-domiciled legal entities and legal entities established abroad, provided that: a) they have a branch, agency or other permanent establishment in the country; b) the natural or juridical person who manages the autonomous patrimony or the investment funds from abroad, or the natural or legal person who has the status of trustee or administrator, is domiciled in the country; and c) any member of a consortium is domiciled in the country. This obligation will be fulfilled through the presentation to SUNAT of an informative sworn statement, which must contain the information of the final beneficiary and be submitted in accordance with the regulations and within the deadlines established by Resolution of Superintendence from SUNAT. Notice that in case some modification has been made to the informative sworn statement submitted by the Company, related to the identification of its final beneficiaries, it has to comply with informing of said updating to SUNAT.
(i)
The use of payment methods is regulated by Act No. 28194 (Act for the Fight Against Tax Avoidance and for the Formalization of the Economy, henceforth, the “Act”), which is referred to the obligation to bankarize certain operations for certain amounts through Entities of the Financial System (“ESF”, by its Spanish acronym). In effect, the Article 4 of the Act, modified by Legislative Decree No. 1529, establishes that the minimum amount for the use of payment methods is two thousand Soles (S/2,000) or five hundred American Dollars (US$500). This means that, in general, every operation above the aforementioned amounts performed by both legal and natural persons have to the channeled through EFSs.
(j)
Legislative Decree No. 1535, in effect since 2022, creates de “compliance profile” of taxpayers according to their tax-payment record, thus classifying them into five levels. This rating influences the lead times to rectify tax returns and minimum payments. It is assigned quarterly and affects controls and penalties by SUNAT. However, Supreme Decree No. 018-2025-EF extended from four (as it originally was) to eight the test ratings of the tax compliance profiles. To date, it is under trial period until the second quarter of 2026.

(k)
Legislative Decree No. 1623, in effect since 2024 and which modifies the IGV Act, establishes a mechanism for the collection of taxes related to the use of digital services and the import of intangible goods when the user o buyer is a natural person domiciled in Peru and does not perform any business activity. Additionally, Supreme Decree No. 157-2024-EF, regulates some aspects for the better application of the mechanism of tax collection, among which are the following: (i) identification of entities of the Peruvian financial system that will act as payment facilitators; (ii) definition of underlying transaction for purposes of intermediation services; and (iii) the dynamics for the tax clearing of IGV collection and withholding that have been made inadequately or in excess.

Based on the analysis of the operations of IFS subsidiaries, Management and its legal advisors believe that, as a result of the application of these standards, no significant contingencies will arise for IFS and its Subsidiaries as of December 31, 2025 and 2024.